Certain Balance Sheet Items Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Inventory, Raw Materials, Net of Reserves	$ 119	$ 92
Inventory, Work in Process, Net of Reserves	167	137
Inventory, Finished Goods, Net of Reserves	272	524
Inventories	$ 558	$ 753